SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Property and Equipment

Category	Estimated Useful Life	Estimated Residual

Machinery and equipment	2-5 years	—
Electronics and office equipment	3-5 years	5%
Motor vehicles	5-10 years	2-5%
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets	—

Estimated Useful Lives of Intangible Assets

Category	Estimated Useful Life
Computer software	3-10 years
Internet domain name	10 years
Licensing agreement	Agreement term
Intangible assets arising from business combination and asset acquisition
Licenses and brand name	10 years
Mobile applications and software	5 years
Internet domain name and brand name	10 years
Strategic contract	5 years